Share-Based Payments (Details) - Schedule of options were granted - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payments (Details) - Schedule of options were granted [Line Items]
Number	10,508,991	26,407,764
Incentive Equity Plan [Member]
Share-Based Payments (Details) - Schedule of options were granted [Line Items]
Number	2,295,099	23,915,248
Grant date	01/01/2022	01/10/2021
Expiry date	01/01/2032	01/10/2031
Incentive Equity Plan One [Member]
Share-Based Payments (Details) - Schedule of options were granted [Line Items]
Number	1,269,100
Grant date	01/04/2022
Expiry date	01/04/2032
Incentive Equity Plan Two [Member]
Share-Based Payments (Details) - Schedule of options were granted [Line Items]
Number	1,087,250
Grant date	01/07/2022
Expiry date	01/07/2032
Incentive Equity Plan Three [Member]
Share-Based Payments (Details) - Schedule of options were granted [Line Items]
Number	427,300
Grant date	01/10/2022
Expiry date	01/10/2032
Incentive Equity Plan – Directors [Member]
Share-Based Payments (Details) - Schedule of options were granted [Line Items]
Number	3,933,339
Grant date	01/10/2022
Expiry date	01/10/2032
SAYE [Member]
Share-Based Payments (Details) - Schedule of options were granted [Line Items]
Number	1,496,903
Grant date	26/01/2022
Expiry date	31/08/2025
Unapproved prior to the Transaction [Member]
Share-Based Payments (Details) - Schedule of options were granted [Line Items]
Number		469,000
Grant date		01/01/2021
Expiry date		01/01/2031
Unapproved prior to the Transaction One [Member]
Share-Based Payments (Details) - Schedule of options were granted [Line Items]
Number		2,023,516
Grant date		01/04/2021
Expiry date		01/04/2031